Registration No. 2-69308
811-3097

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

	REGISTRATION STATEMENT UNDER THE
	SECURITIES ACT OF 1933	[X]

	Pre-Effective Amendment  No.	[   ]

	Post-Effective Amendment No.    34    	[X]

	REGISTRATION STATEMENT UNDER THE
	INVESTMENT COMPANY ACT OF 1940	[X]

	Amendment No.    34     	[X]

SMITH BARNEY MANAGED MUNICIPALS FUND INC.
(Exact name of Registrant as specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)

(212) 816-6474
Registrant's Telephone Number, including area code

Christina T. Sydor, 388 Greenwich Street, New York, New York
10013
(Name and Address of Agent for Service)

Continuous
(Approximate Date of Proposed Public Offering)


It is proposed that this filing becomes effective (check appropriate box):


[  ]  Immediately upon filing pursuant to paragraph b	[X]
on June 28, 1999 pursuant to paragraph b

[  ]  60 days after filing pursuant to paragraph (a)(1)
	[  ]  on (date)
pursuant to paragraph
(a)(1)

[  ]  75 days after filing pursuant to paragraph (a)(2)
	[  ]  on (date)
pursuant to paragraph (a)(2)


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A-Prospectus

                 Smith Barney Mutual Funds

                 PROSPECTUS

                 Managed
                 Municipals
                 Fund Inc.

                 Class A, B, L and Y Shares
                 --------------------------------------------
                 June 28, 1999


                 The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Managed Municipals Fund Inc.

                   Contents


Investments, risks and performance..........................................   2

More on the fund's investments..............................................   6

Management..................................................................   7

Choosing a class of shares to buy...........................................   8

Comparing the fund's classes................................................   9

Sales charges...............................................................  10

More about deferred sales charges...........................................  12

Buying shares...............................................................  13

Exchanging shares...........................................................  14

Redeeming shares............................................................  16

Other things to know about share transactions...............................  18

Dividends, distributions and taxes..........................................  20

Share price.................................................................  21

Financial highlights........................................................  22

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital.

Principal investment strategies

Key investments The fund invests at least 80% of its assets in municipal secu-rities. Investment grade bonds are those rated in any of the four highest long-term rating categories, or if unrated, of comparable quality. These include securities issued by any of the 50 states and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from federal income tax. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase of from three to more than thirty years. The fund can invest up to 20% of its assets in below investment grade bonds or in unrated securi-ties of equivalent quality (commonly known as "junk bonds").

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting indi-vidual securities, the manager:

 .Uses fundamental credit analysis to estimate the relative value and attrac-tiveness of various securities and sectors and to exploit opportunities in the municipal bond market
 .Measures the potential impact of supply/demand imbalances for obligations of different states, the yields available for securities with different maturi-ties and a security's maturity in light of the outlook for interest rates to identify individual securities that balance potential return and risk
 .May trade between general obligation and revenue bonds and among various reve-nue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 .Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

Managed Municipals Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . Interest rates rise, causing the value of the fund's portfolio to decline
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 . Municipal securities fall out of favor with investors
 . Unfavorable legislation affects the tax-exempt status of municipal bonds
 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities or on transactions in derivatives. Some of the fund's income may be subject to the federal alter-native minimum tax. In addition, distributions of the fund's income and gains will be subject to state personal income taxation.


Who may want to invest The fund may be an appropriate investment if you:

 . Are a taxpayer in a high federal tax bracket seeking income exempt from federal taxation
 . Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 . Are willing to accept the risks of municipal securities

                                                       Smith Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares would have different per-formance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                       Total Return: Class A Shares

                         % Total Return: Class A Shares

                           [BAR CHART APPEARS HERE]

                       Calendar years ended December 31

                           1989            10.15%
                           1990             5.16%
                           1991            14.28%
                           1992             9.40%
                           1993            15.91%
                           1994            -4.49%
                           1995            20.27%
                           1996             5.61%
                           1997            10.89%
                           1998             4.58%

Quarterly returns:

Highest: 9.75% in 1st quarter 1995; Lowest: -3.53% in 1st quarter 1994

Year to date: 0.48% through 3/31/99

Risk return table

This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unman-aged index of municipal bonds and the Lipper General Muni Debt Funds (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998

Class           1 year  5 years 10 years Since inception Inception date
 A               0.43 %   6.2%   8.53%       10.55%          3/4/81
 B               (0.4)%  6.37%    n/a         8.33%         11/6/92
 L               2.01 %   n/a     n/a         9.85%         11/19/94
 Y               4.77 %   n/a     n/a          8.2%          4/4/95
Lehman Index     6.48 %  6.22%   8.22%        9.71%            *
Lipper Average   5.32 %  5.44%   7.68%        9.71%            *

*Index comparison begins on 3/31/81

Managed Municipals Fund Inc.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)       Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)             4.00%    None   1.00%   None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*   4.50%   1.00%   None

                         Annual fund operating expenses

(expenses deducted from fund assets)   Class A Class B Class L Class Y
Management fee                          0.47%   0.47%   0.47%   0.47%
Distribution and service (12b-1) fees   0.15%   0.65%   0.70%    None
Other expenses                          0.05%   0.07%   0.07%   0.03%
                                        -----   -----   -----   -----
Total annual fund operating expenses    0.67%   1.19%   1.24%   0.50%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $466   $606    $758    $1,201
Class B (redemption at end of period)   $571   $678    $754    $1,298
Class B (no redemption)                 $121   $378    $654    $1,298
Class L (redemption at end of period)   $325   $489    $774    $1,585
Class L (no redemption)                 $225   $489    $774    $1,585
Class Y (with or without redemption)    $ 51   $160    $280      $625

                                                       Smith Barney Mutual Funds

 More on the fund's investments

Municipal securities Municipal securities are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities (together with certain other governmental issuers such as Puerto Rico, the Vir-gin Islands and Guam). The interest on these bonds is exempt from federal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The municipal securi-ties in which the fund invests include general obligation bonds, revenue bonds and notes, and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

Below investment grade securities Below investment grade securities, also known as "junk bonds", are considered speculative with respect to the issuer's abil-ity to pay interest and principal, involve a high risk of loss and are suscep-tible to default or decline in market value because of adverse economic and business developments. The market value for these securities tends to be very volatile, and these securities are less liquid than investment grade debt secu-rities.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures and options on financial futures, for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates
 .As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in futures can have a big impact on a fund's interest rate exposure. Therefore, using futures can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures if changes in their value do not correspond accurately to changes in the value of the fund's hold-ings. The other parties to certain futures present the same types of default risk as issuers of fixed income securities. Futures can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Managed Municipals Fund Inc.

 Management

Manager The fund's investment adviser and administrator is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Joseph P. Deane, investment officer of SSBC Fund Management Inc. and senior vice president and managing director of Salomon Smith Barney, has been respon-sible for the day-to-day management of the fund's portfolio since November 1988. Mr. Deane has 29 years of securities business experience.

Management fees During the fiscal year ended February 28, 1999, the manager received an advisory fee and an administrative fee equal to .30% and .17%, respectively, of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if sub-stantial, could adversely affect companies and governments that issue securi-ties held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-omon Smith Barney--a dealer representative

 .The fund, but only if you are investing through certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50
Uniform Gift to Minor Accounts              $250       $15 million     $50

Managed Municipals Fund Inc.

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                         Class A      Class B       Class L      Class Y
Key features             . Initial    . No initial . Initial    . No initial
                           sales        sales        sales        or
                           charge       charge       charge is    deferred
                         . You may    . Deferred     lower than   sales
                           qualify      sales        Class A      charge
                           for reduc-   charge     . Deferred   . Must
                           tion or      declines     sales        invest at
                           waiver of    over time    charge for   least $15
                           initial    . Converts     only 1       million
                           sales        to Class A   year       . Lower
                           charge       after 8    . Does not     annual
                         . Lower        years        convert to   expenses
                           annual     . Higher       Class A      than the
                           expenses     annual     . Higher       other
                           than Class   expenses     annual       classes
                           B and        than Class   expenses
                           Class L      A            than Class
                                                     A
------------------------------------------------------------------------
Initial sales charge     Up to        None         1.00%        None
                         4.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
--------------------------------------------------------------------------
Deferred sales charge    1% on pur-   Up to 4.50%  1% if you    None
                         chases of    charged      redeem
                         $500,000 or  when you     within 1
                         more if you  redeem       year of
                         redeem       shares. The  purchase
                         within 1     charge is
                         year of      reduced
                         purchase     over time
                                      and there
                                      is no
                                      deferred
                                      sales
                                      charge
                                      after 6
                                      years

--------------------------------------------------------------------------
Annual distribution and  0.15% of     0.65% of     0.70% of     None
service fees             average      average      average
                         daily net    daily net    daily net
                         assets       assets       assets
--------------------------------------------------------------------------
Exchange privilege*      Class A      Class B      Class L      Class Y
                         shares of    shares of    shares of    shares of
                         most Smith   most Smith   most Smith   most Smith
                         Barney       Barney       Barney       Barney
                         funds        funds        funds        funds
--------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  4.00        4.17
$25,000 but less than $50,000      3.50        3.63
$50,000 but less than $100,000     3.00        3.09
$100,000 but less than $250,000    2.50        2.56
$250,000 but less than $500,000    1.50        1.52
$500,000 or more                    -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 . Accumulation privilege - lets you combine the current value of Class A shares owned

 . by you, or
 . by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 . Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales

Managed Municipals Fund Inc.

  charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 . Employees of members of the NASD
 . Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met
 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st  2nd 3rd 4th 5th 6th through 8th
Deferred sales charge  4.5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


Shares issued:                          Shares issued:      Shares issued:
At initial                              On reinvestment of  Upon exchange from
purchase                                dividends and       another Smith
                                        distributions       Barney
                                                            fund
Eight years after the date of purchase  In same proportion
                                        as the number of    On the date the
                                        Class B shares      shares originally
                                        converting is to    acquired would
                                        total Class B       have converted
                                        shares you own      into Class A
                                        (excluding shares   shares
                                        issued as a
                                        dividend)

                                                       Smith Barney Mutual Funds

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


Managed Municipals Fund Inc.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

                 You should contact your Salomon Smith Barney Financial Con-
     Through a   sultant or dealer representative to open a brokerage account
 Salomon Smith   and make arrangements to buy shares.
        Barney
     Financial
    Consultant
     or dealer
representative

                 If you do not provide the following information, your order will be rejected:
                 . Class of shares being bought
                 . Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the
        fund's   Certain other investors who are clients of the selling group
      transfer   are eligible to buy shares directly from the fund.
         agent

                 . Write the transfer agent at the following address:
                      Smith Barney Managed Municipals Fund Inc.
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128
                 . Enclose a check to pay for the shares. For initial
                   purchases, complete and send an account application.
                 . For more information, call the transfer agent at 1-800-451-
                   2010.

                                                       Smith Barney Mutual Funds

                 You may authorize Salomon Smith Barney, your dealer represen-
     Through a   tative or the transfer agent to transfer funds automatically
    systematic   from a regular bank account, cash held in a Salomon Smith
    investment   Barney brokerage account or Smith Barney money market fund to
     plan        buy shares on a regular basis.

                 . Amounts transferred should be at least: $25 monthly or $50 quarterly
                 . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer represen-tative or the transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

                 You should contact your Salomon Smith Barney Financial Con-
  Smith Barney   sultant or dealer representative to exchange into other Smith
      offers a   Barney funds. Be sure to read the prospectus of the Smith
   distinctive   Barney fund you are exchanging into. An exchange is a taxable
     family of   transaction.
         funds
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 . You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.

                 . Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Con-sultant, dealer representative or the transfer agent.
                 . You must meet the minimum investment amount for each fund.
                 . If you hold share certificates, the transfer agent must
                   receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Managed Municipals Fund Inc.

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800- 451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next deter-mined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                      Smith Barney Managed Municipals Fund Inc.
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128

                 Your written request must provide the following:

                 . Your account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is registered

Managed Municipals Fund Inc.

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock
                 Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $10,000 of shares
 . Are sending signed share certificates or stock powers to the transfer agent
 . Instruct the transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions

Managed Municipals Fund Inc.

 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typi-cally in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain dis-tributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alterna-tively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or divi-dends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effec-tive until the next distribution or dividend is paid.

Taxes. In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                            Federal tax status
Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than one
                                       year
Long-term capital gain distributions   Taxable gain
Short-term capital gain distributions  Ordinary income
Dividends                              Exempt if from interest on
                                       tax-exempt securities,
                                       otherwise ordinary income

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distribu-tions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you

Managed Municipals Fund Inc.

may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request). The information for the fiscal year ended February 28, 1995 has been audited by other auditors.

 For a Class A share of capital stock outstanding throughout each year ended February 28:

                                     1999(/1/)   1998    1997    1996    1995
------------------------------------------------------------------------------
 Net asset value, beginning of year   $16.19   $15.61  $16.20  $15.47  $16.13
------------------------------------------------------------------------------
 Income from operations:
 Net investment income                  0.74     0.79    0.88    0.91    0.95
 Net realized and unrealized gain
 (loss)                                (0.10)    1.06   (0.18)   0.80   (0.37)
------------------------------------------------------------------------------
 Total income from operations           0.64     1.85    0.70    1.71    0.58
------------------------------------------------------------------------------
 Less distributions from:
 Net investment income                 (0.74)   (0.79)  (0.91)  (0.90)  (0.95)
 Excess of net investment income       (0.05)     --      --      --      --
 Net realized gains                    (0.11)   (0.48)  (0.38)  (0.08)  (0.29)
------------------------------------------------------------------------------
 Total distributions                   (0.90)   (1.27)  (1.29)  (0.98)  (1.24)
------------------------------------------------------------------------------
 Net asset value, end of year         $15.93   $16.19  $15.61  $16.20  $15.47
------------------------------------------------------------------------------
 Total return                           4.07%   12.30%   4.51%  11.34%   4.11%
------------------------------------------------------------------------------
 Net assets, end of year (millions)   $2,476   $2,367  $2,000  $1,892  $1,772
------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                               0.67%    0.68%   0.68%   0.70%   0.71%
 Net investment income                  4.63     4.98    5.60    5.47    6.25
------------------------------------------------------------------------------
 Portfolio turnover rate                  45%     110%    103%     80%    100%
------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.


Managed Municipals Fund Inc.

 For a Class B share of capital stock outstanding throughout each year ended February 28:

                                     1999(/1/)   1998    1997    1996    1995
------------------------------------------------------------------------------
 Net asset value, beginning of year   $16.19   $15.60  $16.20  $15.47  $16.13
------------------------------------------------------------------------------
 Income from operations:
 Net investment income                  0.66     0.72    0.79    0.82    0.86
 Net realized and unrealized gain
 (loss)                                (0.11)    1.06   (0.18)   0.81   (0.37)
------------------------------------------------------------------------------
 Total income from operations           0.55     1.78    0.61    1.63    0.49
------------------------------------------------------------------------------
 Less distributions from:
 Net investment income                 (0.66)   (0.71)  (0.83)  (0.82)  (0.86)
 Excess of net investment income       (0.05)     --      --      --      --
 Net realized gains                    (0.11)   (0.48)  (0.38)  (0.08)  (0.29)
------------------------------------------------------------------------------
 Total distributions                   (0.82)   (1.19)  (1.21)  (0.90)  (1.15)
------------------------------------------------------------------------------
 Net asset value, end of year         $15.92   $16.19  $15.60  $16.20  $15.47
------------------------------------------------------------------------------
 Total return                           3.48%   11.81%   3.92%  10.78%   3.54%
------------------------------------------------------------------------------
 Net assets, end of year (millions)   $1,206   $1,125  $  905  $  730  $  515
------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                               1.19%    1.20%   1.19%   1.22%   1.23%
 Net investment income                  4.11     4.46    5.09    4.94    5.73
------------------------------------------------------------------------------
 Portfolio turnover rate                  45%     110%    103%     80%    100%
------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.


                                                       Smith Barney Mutual Funds

 For a Class L share(/1/) of capital stock outstanding throughout each year ended February 28:

                            1999(/2/)  1998(/2/)     1997     1996  1995(/3/)
---------------------------------------------------------------------------------
 Net asset value,
 beginning of year            $16.18     $15.60    $16.20   $15.47   $14.30
---------------------------------------------------------------------------------
 Income from operations:
 Net investment income          0.65       0.70      0.79     0.82     0.27
 Net realized and
 unrealized gain (loss)        (0.10)      1.06     (0.18)    0.81     1.46*
---------------------------------------------------------------------------------
 Total income from
 operations                     0.55       1.76      0.61     1.63     1.73
---------------------------------------------------------------------------------
 Less distributions from:
 Net investment income         (0.65)     (0.70)    (0.83)   (0.82)   (0.27)
 Excess of net investment
 income                        (0.05)       --        --       --       --
 Net realized gains            (0.11)     (0.48)    (0.38)   (0.08)   (0.29)
---------------------------------------------------------------------------------
 Total distributions           (0.81)     (1.18)    (1.21)   (0.90)   (0.56)
---------------------------------------------------------------------------------
 Net asset value, end of
 year                         $15.92     $16.18    $15.60   $16.20   $15.47
---------------------------------------------------------------------------------
 Total return                   3.49%     11.69%     3.88%   10.76%   12.36%(/4/)
---------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                    $183,578   $126,766   $72,597  $33,411   $5,395
---------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                       1.24%      1.25%     1.24%    1.27%    1.29%(/5/)
 Net investment income          4.06       4.38      5.04     4.86     5.67(/5/)
---------------------------------------------------------------------------------
 Portfolio turnover rate          45%       110%      103%      80%     100%
---------------------------------------------------------------------------------

(/1/) On June 12, 1998, the former Class C shares were renamed Class L shares

(/2/) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(/3/) For the period from November 9, 1994 (inception date) to February 28,
      1995.

(/4/) Total return is not annualized as it may not be representative of the total return for the year.
(/5/) Annualized.
* The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and the redemptions of fund shares.

Managed Municipals Fund Inc.

 For a Class Y share of capital stock outstanding throughout each year ended February 28:

                                   1999(/1/) 1998(/1/) 1997(/1/) 1996(/2/)
-------------------------------------------------------------------------------
 Net asset value, beginning of
 year                                $16.19    $15.60   $16.20     $15.63
-------------------------------------------------------------------------------
 Income from operations:
 Net investment income                 0.73      0.82     0.90       0.85
 Net realized and unrealized
 gain (loss)                          (0.04)     1.07    (0.18)      0.65
-------------------------------------------------------------------------------
 Total income from operations          0.69      1.89     0.72       1.50
-------------------------------------------------------------------------------
 Less distributions from:
 Net investment income                (0.76)    (0.82)   (0.94)     (0.85)
 Excess of net investment income      (0.06)      --       --         --
 Net realized gains                   (0.11)    (0.48)   (0.38)     (0.08)
-------------------------------------------------------------------------------
 Total distributions                  (0.93)    (1.30)   (1.32)     (0.93)
-------------------------------------------------------------------------------
 Net asset value, end of year        $15.95    $16.19   $15.60     $16.20
-------------------------------------------------------------------------------
 Total return                          4.39%    12.56%    4.59%      9.84%(/3/)
-------------------------------------------------------------------------------
 Net assets, end of year (000)'s    $11,626   $11,893   $5,350    $12,314
-------------------------------------------------------------------------------
 Ratio to average net assets:
 Expenses                              0.50%     0.52%    0.52%      0.57%(/4/)
 Net investment income                 4.84      5.06     5.76       5.62(/4/)
-------------------------------------------------------------------------------
 Portfolio turnover rate                 45%      110%     103%        80%
-------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.

(/2/) For the period from April 4, 1995 (inception date) to February 29, 1996.

(/3/) Total return is not annualized, as it may not be representative of the total return for the year.
(/4/) Annualized.

                                                       Smith Barney Mutual Funds

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Managed Municipals Fund Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commis-sion, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-03097)

FD0261 6/99


Part B-Statement of Additional Information
June 28, 1999

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

388 Greenwich Street
New York, New York 10013
(800) 451-2010


This Statement of Additional Information ("SAI") is not a prospectus and is meant to be read in conjunction with the Prospectus of the Smith Barney Managed Municipals
Fund Inc. (the "fund") dated June 28, 1999, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders that are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney at the address or telephone number above.

TABLE OF CONTENTS

Directors and Executive Officers of the Fund	2
Investment Objective and Management Policies	5
Investment
Restrictions....................................................13
Risk Factors and Special Considerations Relating
to Municipal Securities...................15
Portfolio
Transactions..................................................16
Portfolio
Turnover.......................................................17
Purchase of Shares...............................................17
Determination of Net Asset
Value.................................................................23
Redemption of Shares	24
Investment Management and Other Services	27
Valuation of Shares	31
Exchange Privilege	31
Performance Information	32
Dividends, Distributions and Taxes	37
Additional Information	41
Financial Statements..........................................42
Other
Information...................................................42
Appendix A....................................................44


DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND

The names of the directors of the fund and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund.
Each director who is an "interested person" of the fund, as defined in the 1940 Act, is indicated by an asterisk.
The address of the "non-interested" directors and executive officers of the fund is 388 Greenwich Street, New York, New York 10013.

Herbert Barg (Age 76).  Director
Private Investor. Director or trustee of 18 investment companies associated with Citigroup Inc. ("Citigroup")
His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004.

*Alfred J. Bianchetti (Age 76).  Director
Retired; formerly Senior Consultant to Dean Witter
Reynolds Inc. Director or trustee of 13 investment companies associated with Citigroup. His address is 19
Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody (Age 77).  Director
Consultant, HMK Associates; Retired Vice Chairman of the
Board of Restaurant Associates Corp. Director or trustee of 22 investment companies associated with Citigroup.
His address is c/o HMK Associates, 30 Columbia Turnpike,
Florham Park, New Jersey 07932.

Dwight B. Crane (Age 61).  Director
Professor, Harvard Business School. Director or trustee of 25 investment companies associated with Citigroup.
His address is c/o Harvard Business School, Soldiers
Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett (Age 68).  Director
Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research
Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. Director or trustee of 13 investment companies associated with Citigroup. His address is 201 East 62nd Street, New York, New York
10021.

Elliot S. Jaffe (Age 73).  Director
Chairman of the Board and President of The Dress Barn,
Inc. Director or trustee of 13 investment companies associated with Citigroup. His address is 30 Dunnigan
Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 67).  Director
Attorney. Director or trustee of 15 investment companies associated with Citigroup. His address is 277 Park
Avenue, New York, New York 10172.



Joseph J. McCann (Age 68).  Director
Financial Consultant; Retired Financial Executive, Ryan
Homes, Inc. Director or trustee of 13 investment companies associated with Citigroup. His address is 200
Oak Park Place, Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon (Age 66).  Chairman of the Board,
President and Chief Executive Officer
Managing Director of Salomon Smith Barney Inc.;
President of SSBC Fund Management, Inc. ("SSBC" or the
"manager") and Travelers Investment Adviser, Inc.
("TIA"); Chairman or Co-Chairman of the Board and director or trustee of 64 investment companies associated with Citigroup. His address is 388 Greenwich
Street, New York, New York 10013.

Cornelius C. Rose, Jr. (Age 65).  Director
President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance
Learning Systems, an educational consultant. Director or trustee of 13 investment companies associated with Citigroup. His address is Meadowbrook Village, Building
4, Apt 6, West Lebanon, New Hampshire 03784.

Lewis E. Daidone (Age 41).  Senior Vice President and
Treasurer
Managing Director of Salomon Smith Barney; Chief
Financial Officer of the Smith Barney Mutual funds;
Director and Senior Vice President of SSBC and TIA.
Senior Vice President and Treasurer of 59 investment companies associated with Citigroup.

Joseph P. Deane (Age 51).  Vice President and Investment
Officer
Investment Officer of SSBC;  Managing Director of
Salomon Smith Barney.

Paul Brook (Age 45). Controller
Director of Salomon Smith Barney; from 1997-1998
Managing Director of AMT Capital Services Inc.; prior to
1997 Partner with Ernst & Young LLP.  Controller or
Assistant Treasurer of 43 investment companies associated with Citigroup.

Christina T. Sydor (Age 48). Secretary
Managing Director of Salomon Smith Barney; General
Counsel and Secretary of SSBC and TIA. Secretary of 59 investment companies associated with Citigroup.

As of June 11, 1999, the directors and officers of the funds, as a group, owned less than 1% of the outstanding shares of beneficial interest of the fund.

To the best knowledge of the directors, as of June 11, 1999, the following shareholders or "groups" (as such term is defined in Section 13(d) of the Securities
Exchange Act of 1934, as amended) owned beneficially or of record more than 5% of the shares of the following classes:




Shareholder
        Class
Shares Held

Mr. David J. Heerensperger
982 Powell Avenue SW
Renton, WA  98055-2908

Barry Baker
28 Merry Hill Ct
Pikesville, MD  21208-1746

Lawrence J. Bogan
632 Club Lane
Marietta, GA  30067-4618


Y



Y



Y

Owned 1,396,911.253
71.69% of shares


Owned 398,211.415
20.43% of shares


Owned 152,675.625
7.83% of shares



No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the fund for serving as an officer of the funds or director of the fund. The fund pays each director who is not an officer, director or employee of Salomon Smith
Barney or any of its affiliates a fee of $4,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting. Each director emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $2,000 per annum plus $250 per in-person meeting and $50 per telephonic meeting. All directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

For the fiscal year ended February 28, 1999, the directors of the fund were paid the following compensation:






Name of Person




Aggregate
Compensati
on
from Fund
Total
Pension or
Retirement
Benefits
Accrued
As part of
Fund
Expenses


Compensati
on
From Fund
And Fund
Complex
Paid to
Directors


Number of
Funds for
Which
Directors
Serve Within
Fund Complex

Herbert Barg **
$6,600
$0
$105,425
18
Alfred
Bianchetti * **
 6,600
  0
   51,200
13
Martin Brody **
 5,600
  0
 132,500
22
Dwight B. Crane
**
 6,100
  0
 139,975
25
Burt N. Dorsett
**
 6,600
  0
   51,200
13
Elliot S. Jaffe
**
 5,600
  0
   47,550
13
Stephen E.
Kaufman **
 6,600
  0
   96,400
15
Joseph J. McCann
**
 6,600
  0
   51,200
13
Heath B.
McLendon *
0
-
0
64
Cornelius C.
Rose, Jr. **
 6,100
  0
   51,200
13

*	Designates an "interested" director.
**	Designates member of Audit Committee.
	Upon attainment of age 80, fund directors are required to change to emeritus status. Directors emeritus are entitled to serve in emeritus status for a maximum of 10 years. A director emeritus may attend meetings but has no voting rights.
During the fund's last fiscal year, aggregate compensation paid by the fund to directors achieving emeritus status totaled $3,000.


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and the policies it employs to achieve its objective.
 The following discussion supplements the description of the fund's investment objective and management policies in the prospectus. For purposes of this SAI, intermediate- and long-term debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, or multistate agencies or authorities, are collectively referred to as "Municipal Bonds.'' SSBC serves as investment manager and administrator to the fund.

The fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the fund will invest at least 80% of its net assets in Municipal Bonds. For temporary defensive purposes, the fund may invest without limit in "Temporary Investments" as described below.

Diversified Classification

The fund is classified as a diversified fund under the Investment Company Act of 1940, as amended (the "1940
Act"). In order to be classified as a diversified investment company under the 1940 Act, the fund may not, with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any one issuer
(except U.S. government securities) or own more than 10% of the outstanding voting securities of any one issuer.
 For the purposes of diversification under the 1940 Act, the identification of the issuer of Municipal Bonds depends upon the terms and conditions of the security.
 When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and the security is backed only by the assets and revenues of such entity, such entity is deemed to be the sole issuer. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user is deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity.

Use of Ratings as Investment Criteria

In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group
("S&P") and other nationally recognized statistical ratings organizations ("NRSROs") represent the opinions of those agencies as to the quality of the Municipal
Bonds and short-term investments which they rate. It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the fund as initial criteria for the selection of portfolio securities, but the fund also will rely upon the independent advice of the manager to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. To the extent the fund invests in lower-rated and comparable unrated securities, the fund's achievement of its investment objective may be more dependent on the manager's credit analysis of such securities than would be the case for a portfolio consisting entirely of higher-rated securities. The Appendix contains further information concerning the ratings of Moody's and S&P and their significance.

Subsequent to its purchase by the fund, an issue of Municipal Bonds may cease to be rated or its rating may be reduced below the rating given at the time the securities were acquired by the fund. Neither event will require the sale of such Municipal Bonds by the fund, but the manager will consider such event in its determination of whether the fund should continue to hold such Municipal Bonds. In addition, to the extent the ratings change as a result of changes in such organizations, in their rating systems or because of a corporate restructuring of Moody's, S&P or any NRSRO, the fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

The fund generally will invest at least 80% of its total assets in investment grade debt obligations rated no lower than Baa, MIG 3 or Prime-1 by Moody's or BBB, SP-
2 or A-1 by S&P, or have the equivalent rating by any NRSRO or in unrated obligations of comparable quality.
 Unrated obligations will be considered to be of investment grade if deemed by the manager to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers thereof are rated Baa or better by Moody's or BBB or better by S&P.
 The balance of the fund's assets may be invested in securities rated as low as C by Moody's or D by S&P or have the equivalent rating by any NRSRO, or deemed by the manager to be comparable unrated securities, which are sometimes referred to as "junk bonds." Securities in the fourth highest rating category, though considered to be investment grade, have speculative characteristics. Securities rated as low as D are extremely speculative and are in actual default of interest and/or principal payments. It should be emphasized that ratings are relative and subjective and are not absolute standards of quality.

Although these ratings are initial criteria for selection of portfolio investments, the fund also will make its own evaluation of these securities. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends. The value of debt securities varies inversely to changes in the direction of interest rates. When interest rates rise, the value of debt securities generally falls, and when interest rates fall, the value of debt securities generally rises.

Low and Comparable Unrated Securities. While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher rated securities, the market values of certain low-rated and comparable unrated municipal securities also tend to be more sensitive than higher-rated securities to short-term corporate and industry developments and changes in economic conditions (including recession) in specific regions or localities or among specific types of issuers, In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of low-rated and comparable unrated securities to service their payment obligations, meet projected goals or obtain additional financing may be impaired. The risk of loss because of default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

While the market for municipal securities is considered to be generally adequate, the existence of limited markets for particular low-rated and comparable unrated securities may diminish the fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets. The market for certain low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such recession, however, would likely disrupt severely the market for such securities and adversely affect the value of the securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the fund. If an issuer exercises these rights during periods of declining interest rates, the fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the fund.

Municipal Bonds Municipal Bonds generally are understood to include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Bonds if the interest paid thereon qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for federal income tax purposes in the opinion of bond counsel to the issuer.

The yield on Municipal Bonds is dependent on a variety of factors, including general economic and monetary conditions, general money market factors, general conditions of the Municipal Bond market, the financial condition of the issuer, the size of a particular offering, maturity of the obligation offered and the rating of the issue.

Municipal Bonds also may be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal
Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.
The possibility also exists that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their Municipal Bonds may be materially and adversely affected.

Municipal Leases. The fund may invest without limit in "municipal leases", which are obligations issued by state and local governments or authorities to finance the acquisition of equipment or facilities. The interest on such obligations is, in the opinion of counsel to the issuers, excluded from gross income for federal income tax purposes. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.
 However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds.
 Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the manager will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services rather than those covered by the lease obligation.

The fund may invest without limit in debt obligations which are repayable out of revenue streams generated from economically-related projects or facilities or debt obligations whose issuers are located in the same state.
 Sizeable investments in such obligations could involve an increased risk to the fund should any of the related projects or facilities experience financial difficulties.

Private Activity Bonds. The fund may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent the fund's dividends are derived from interest on those bonds. Dividends derived from interest income on Municipal Securities are a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax.

Zero Coupon Bonds. The fund may also invest in zero coupon bonds. Zero coupon securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity on a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of other debt securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do debt securities having similar maturities and credit quality. The credit risk factors pertaining to low-rated securities also apply to low-rated zero coupon bonds. Such zero coupon bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment.

When-Issued Securities.  The fund may purchase Municipal
Bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the Municipal Bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the fund will purchase Municipal Bonds on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Municipal Bonds are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, Municipal Bonds tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing
Municipal Bonds on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a separate account of the fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established on the fund's books. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's net assets. That is, to the extent the fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the fund will meet obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income tax.

When the fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered advantageous.
Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities
("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price
(including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities.
Temporary Investments. Under normal market conditions, the fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments. When the fund is maintaining a defensive position, the fund may invest in short-term investments ("Temporary Investments") consisting of: (a) tax-exempt securities in the form of notes of municipal issuers having, at the time of purchase, a rating within the three highest grades of Moody's, S&P or the equivalent rating from an NRSRO or, if not rated, having an issue of outstanding Municipal Bonds rated within the three highest grades by Moody's, S&P or the equivalent rating from an NRSRO; and (b) the following taxable securities: obligations of the United States government, its agencies or instrumentalities ("U.S. government securities"), repurchase agreements, other debt securities rated within the three highest grades by Moody's, S&P or the equivalent rating from an NRSRO, commercial paper rated in the highest grade by any of such rating services, and certificates of deposit of domestic banks with assets of $1 billion or more. The fund may invest in Temporary Investments for defensive reasons in anticipation of a market decline. At no time will more than 20% of the fund's total assets be invested in Temporary Investments unless the fund has adopted a defensive investment policy. The fund intends, however, to purchase tax-exempt Temporary Investments pending the investment of the proceeds of the sale of portfolio securities or shares of the fund's common stock, or in order to have highly liquid securities available to meet anticipated redemptions. For the fiscal year ended February 28, 1999, the fund did not invest in taxable Temporary Investments.
Financial Futures and Options Transactions. To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, the fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by the manager to correlate with the prices of the Municipal Bonds owned or to be purchased by the fund.

In entering into a financial futures contract, the fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to-market," subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option in the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the fund.

Regulations of the Commodity Futures Trading Commission applicable to the fund require that its transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if the fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the fund will not exceed 5% of the market value of its assets. In addition, the fund will, with respect to its purchases of financial futures contracts, establish a segregated account consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on a deposit for the contracts. The fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company that are described below under "Dividends, Distributions and Taxes."

Although the fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market exists for those instruments, no assurance can be given that an active market will exist for them at any particular time. If closing a futures position in anticipation of adverse price movements is not possible, the fund would be required to make daily cash payments of variation margin. In those circumstances, an increase in the value of the portion of the fund's investments being hedged, if any, may offset partially or completely loses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus, provide an offset to losses on the futures contract or option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. This "over hedging" or under hedging" may adversely affect the fund's net investment results if market movements are not as anticipated when the hedge is established.

If the fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements on the futures contracts at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

Other Investments.   The fund shall not invest more than
10% of its assets in securities (excluding those subject to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act")), that are determined to be illiquid by the manager. Also, the fund may invest up to an aggregate of 15% of its total assets in securities with contractual or other restrictions on resale and other instruments which are not readily marketable. The fund also is authorized to borrow an amount of up to 10% of its total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) in order to meet anticipated redemptions and to pledge its assets to the same extent in connection with the borrowings.



INVESTMENT RESTRICTIONS

The fund has adopted the following investment restrictions for the protection of shareholders.
Restrictions 1 through 7 cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% of the fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy or (b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the Board of Directors at any time. The fund may not:

	1.	Invest in a manner that would cause it to
fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Issue "senior securities" as defined in the
1940 Act and the rules, regulations and
orders thereunder, except as permitted
under the 1940 Act and the rules,
regulations and orders thereunder

	3.	Invest more than 25% of its total assets in
securities, the issuers of which are in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.	Borrow money, except that (a) the fund may
borrow from banks for temporary or
emergency (not leveraging) purposes,
including the meeting of redemption
requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

	5.	Make loans.  This restriction does not apply
to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

	7.	Purchase or sell real estate, real estate
mortgages, commodities or commodity
contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts
(including options on currencies to the
extent consistent with the fund's
investment objective and policies); or (d) investing in real estate investment trust securities.

	8.	Purchase any securities on margin (except
for such short-term credits as are
necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9.	Purchase or otherwise acquire any security
if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

	10.	Invest more than 5% of the value of its
total assets in the securities of issuers having a record, including predecessors, of less than three years of continuous operation, except U.S. government securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets.)

	11.	Invest in companies for the purpose of
exercising control.

	12.	Invest in securities of other investment
companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except for the purchase, to the extent permitted by
Section 12 of the 1940 Act, of shares of registered unit investment trusts whose assets consist substantially of Municipal
Bonds.

	13.	Purchase or sell oil and gas interests.

	14.	Engage in the purchase and sale of put,
call, straddle or spread options or in
writing of such options, except that the fund may purchase and sell options on interest rate futures contracts.

Certain restrictions listed above permit the fund to engage in investment practices the fund does not currently pursue. The fund has no present intention of altering its current investment practices as otherwise described in the prospectus and this SAI and any future change in those practices would require Board approval and appropriate notice to shareholders. If a percentage restriction is complied with at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the fund's assets will not constitute a violation of such restriction.
For the purposes of Investment Restriction 3, private activity bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO
MUNICIPAL SECURITIES

Alternative Minimum Tax

Under current federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular
Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such private activity bonds ("AMT-Subject bonds"), which include industrial development bonds and bonds issued to finance such projects as airports, housing projects, solid waste disposal facilities, student loan programs and water and sewage projects, have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-
Subject bonds. AMT-Subject bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision.
Typically the obligation of the issuer of AMT-Subject bonds is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Fund assets may be invested.

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

PORTFOLIO TRANSACTIONS

Newly issued securities normally are purchased directly from the issuer or from an underwriter acting as principal. Other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained; those dealers may be acting as either agents or principals. The purchase price paid by the fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally are executed at a price between the bid and asked prices. For the 1997, 1998 and 1999 fiscal years, the fund has paid no brokerage commissions.

Allocation of transactions, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary considerations are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by the fund.
 Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of its use of such supplemental information. Such information may be useful to the manager in serving both the fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to the fund.

The fund will not purchase Municipal Obligations during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but which are not subject to such limitation.
 The fund also may execute portfolio transactions through Salomon Smith Barney and its affiliates in accordance with rules promulgated by the SEC.

While investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the type the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) generally is not expected to exceed 100%, but the portfolio turnover rate will not be a limiting factor whenever the fund deems it desirable to sell or purchase securities. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. For the 1997, 1998 and 1999 fiscal years, the fund's portfolio turnover rates were 103%, 110% and 45%, respectively.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:





Amount of
Investment

Sales Charge as
a %
Of Transaction

Sales Charge as
a %
of Amount
Invested
Dealers'
Reallowance as %
of Offering Price
Less than $25,000
   4.00%
   4.17%
   3.60%
$ 25,000 - 49,999
3.50
3.63
3.15
50,000 - 99,999
3.00
3.09
2.70
100,000 - 249,999
2.50
2.56
2.25
250,000 - 499,999
1.50
1.52
1.35
500,000 and over
*
*
*

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates
Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived.
See "Purchase of Shares-Deferred Sales Charge
Alternatives" and "Purchase of Shares-Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the Securities Act of 1933. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred
Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred
Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith
Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith
Barney Financial Consultant or a Dealer Representative.
 In addition, certain investors, including qualified retirement plans purchasing through certain Dealer
Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class
B, Class L or Class Y shares.  Salomon Smith Barney and
Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data
Investor Services Group, Inc. ("First Data" or "transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account.
Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes.
For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith
Barney, unitholders who invest distributions from a Unit
Investment Trust ("UIT") sponsored by Salomon Smith
Barney, and Directors/Trustees of any of the Smith
Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by the fund or a Salomon Smith
Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer
Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment Plan,
Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon
Smith Barney or First Data.  The Systematic Investment
Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith
Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i)
Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National
Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon
Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial
Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith
Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) purchases by a separate account used to fund certain unregistered variable annuity contracts; (g) investments of distributions from a UIT sponsored by Salomon Smith Barney; and
(h) purchases by investors participating in a Salomon
Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate.
 In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders.
 For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.
 The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Salomon
Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares
(except purchases of Class Y shares by Smith Barney
Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees
(including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or First
Data for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares were purchased without an initial sales charge but subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred
Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase.
In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class
B shares by shareholders.



Year Since Purchase Payment Was Made

Deferred sales charge

First

4.50%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

The length of time Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100
Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic
Cash Withdrawal Plan'') (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise.
In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers
Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts.
Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney Financial Consultant.

DETERMINATION OF NET ASSET VALUE

Each class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr.
Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class may differ. The following is a description of the procedures used by the fund in valuing its assets.

Generally, the fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Board of Directors. A security that is primarily traded on a domestic or foreign exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean between the bid and asked price. Over-the-counter securities are valued at the mean between the bid and asked price. If market quotations for those securities are not readily available, they are valued at fair value, as determined in good faith by the fund's
Board of Directors. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

U.S. government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's Board of Directors.

Short-term investments maturing in 60 days or less are valued at amortized cost whenever the Board of Directors determines that amortized cost reflects fair value of those investments. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's Board of Directors.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price per Class A and Class
Y share of the fund is equal to the net asset value per share at the time of purchase plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price per Class B and Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The method of computing the public offering price is shown in the fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon
Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Dealer Representative or by submitting a written request for redemption to:

Smith Barney Managed Municipals Fund Inc.
Class A, B, L or Y (please specify)
c/o First Data Investor Services Group, Inc.
P.O. Box 5128
Westborough, Massachusetts 01581-5128

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed,
(b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange.
Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period.
Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. The fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between Classes of a fund. Any applicable deferred sales charge will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the deferred sales charge at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the deferred sales charge.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon
Smith Barney Financial Consultant.

Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire
Authorization Form, along with a signature guarantee, that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in a fund.)

Redemptions.   Redemption requests of up to $10,000 of
any class or classes of shares of a fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank.
 The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire
Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-
800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern
time) on any day on which the NYSE is open.

Additional Information Regarding Telephone Redemption
and Exchange Program.   Neither the fund nor its agents
will be liable for following instructions communicated by telephone that are reasonably believed to be genuine.
 The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Redemptions in Kind. In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes economic conditions exist that would make such a practice detrimental to the best interests of the fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net Asset
Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.



Distributions in Kind

If the fund's Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the fund to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November
7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal
Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund. For additional information, shareholders should contact a Salomon Smith
Barney Financial Consultant. Withdrawal Plans should be set up with a Salomon Smith Barney Financial Consultant.
A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawals. For additional information, shareholders should contact a Salomon Smith
Barney Financial Consultant.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser and Administrator - SSBC (Manager)

SSBC (formerly known as Mutual Management Corp.) serves as investment adviser to the fund pursuant to an investment advisory agreement (the "Investment Advisory
Agreement") with the fund which was approved by the Board of Directors, including a majority of directors who are not "interested persons" of the fund or the manager. The manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup.
Subject to the supervision and direction of the fund's
Board of Directors, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the fund. The manager bears all expenses in connection with the performance of its services. SSBC (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of May 31, 1999 of approximately
$167 billion.

As compensation for investment advisory services, the fund pays the manager a fee computed daily and payable monthly at the following annual rates of the fund's average daily net assets: 0.35% up to $500 million;
0.32% of the next $1.0 billion and 0.29% in excess of $1.5 billion. For the fiscal years ended February 28, 1997, 1998 and 1999, the fund incurred $8,667,272,
$10,103,778 and, $11,563,790 respectively, in investment advisory fees.

The manager also serves as administrator to the fund pursuant to a written agreement (the "Administration
Agreement"). As administrator SSBC: (a) assists in supervising all aspects of the Fund's operations; b) supplies the fund with office facilities (which may be in SSBC's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges and similar fees and charges and (iii) distribution fees, (c) internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (d) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for administrative services rendered to the fund, the manager receives a fee computed daily and payable monthly at the following annual rates of average daily net assets: 0.20% up to $500 million; and 0.18% of the next $1.0 billion, and 0.16% in excess of $1.5 billion. For the fiscal year ended February 28, 1997, 1998 and 1999, the fund paid the manager $4,850,912, $5,643,278 and $6,448,802, respectively, in administration fees.

The fund bears expenses incurred in its operations including: taxes, interest, brokerage fees and commissions, if any; fees of directors of the fund who are not officers, directors, shareholders or employees of Salomon Smith Barney or the manager; SEC fees and state Blue Sky notice fees; charges of custodians;
transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses;
costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Directors of the fund.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New
York, New York 10154, have been selected to serve as auditors of the fund and to render opinions on the fund's financial statements for the fiscal year ended
February 29, 2000.

Custodian and Transfer Agent

PNC Bank, National Association located at 17th and
Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the fund's custodian. Under the custody agreement, PNC holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

First Data Shareholder Services Group Inc., located at
Federal Street, Boston, Massachusetts 02110, serves as the fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, and distributes dividends and distributions payable by the fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

Distributor

CFBDS, Inc., located at 20 Milk Street, Boston,
Massachusetts 02109-5408 serves as the fund's distributor pursuant to a written agreement dated
October 8, 1998 (the "Distribution Agreement") which was approved by the fund's Board of Directors, including a majority of the independent directors on July 15, 1998.
 Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the fund's distributor. For the 1997 and 1998 fiscal years, Salomon Smith Barney, received $45,000 and $68,000, respectively, in sales charges from the sale of Class A shares, and did not reallow any portion thereof to dealers. For the period February 28, 1998 through October 7, 1998 the aggregate dollar amount of sales charges on Class A shares was $55,400 all of which was paid to Salomon Smith Barney. For the period October 8,
1998 through February 28, 1999 the aggregate dollar amount of sales charges on Class A shares was $48,000, $43,200 of which was paid to Salomon Smith Barney.

For the period June 12, 1998 through October 7, 1998 the aggregate dollar amount of sales charges on Class L shares was $1,000, all of which was paid to Salomon
Smith Barney. For the period October 8, 1998 through
February 28, 1999 the aggregate dollar amount of sales charges on Class L shares was $198,000, $178,200 of which was paid to Salomon Smith Barney.

For the fiscal years ended February 28, 1997, 1998 and 1999, Salomon Smith Barney or its predecessor received from shareholders $1,140,000, $1,275,000 and $1,404,000, respectively, in deferred sales charges on the redemption of Class B shares. For the fiscal years ended February 28, 1997, 1998 and 1999, Salomon Smith
Barney or its predecessor received from $18,000, $29,000 and $32,000, respectively, in deferred sales charges on redemption of Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Advisory
Agreement for continuance.

Distribution Arrangements.  To compensate Salomon Smith
Barney for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays
Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares.
 In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon Smith
Barney for its initial expense of paying Financial
Consultants a commission upon sales of those shares.
The Class B and Class L distribution fee is calculated at the annual rate of 0.50% and 0.55%, respectively, of the value of the fund's average net assets attributable to the shares of each Class.

For the fiscal year ended February 28, 1999, Salomon
Smith Barney incurred distribution expenses totaling
$17,927,321 consisting of $948,339 for advertising, $85,034 for printing and mailing of prospectuses, $6,120,991 for support services, $10,396,711 to Salomon
Smith Barney Financial Consultants, and $376,246 in accruals for interest on the excess of Salomon Smith
Barney expenses incurred in distributing the fund's shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith Barney from the fund.

The following service and distribution fees were incurred pursuant to a Distribution Plan during the periods indicated:




Distribution Plan Fees





Fiscal Year
Ended 2/28/99

Fiscal Year
Ended 2/28/98

Fiscal Year
Ended 2/28/97

Class A

$   3,651,852

$   3,247,646

$   2,875,192

Class B

$   7,588,761

$   6,535,992

$   5,246,869

Class L*

$   1,106,096

$      683,634

$
361,832

* Class L shares were called Class C shares until June 12, 1998.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the independent directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the directors and independent directors in the manner described above. The Plan may be terminated with respect to a Class of the fund at any time, without penalty, by vote of a majority of the independent directors or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940
Act). Pursuant to the Plan, Salomon Smith Barney will provide the fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

The fund's net asset value per share is determined as of close of regular trading on the NYSE, on each day that the NYSE is open, by dividing value of the fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

When, in the judgment of the pricing service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgment of the pricing service, there is no readily obtainable market quotation (which may constitute a majority of the portfolio securities) are carried at fair value of securities of similar type, yield and maturity. Pricing services generally determine value by reference to transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Board of Directors determines that amortized cost is fair value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Securities and other assets that are not available will be valued in good faith at fair value by or under the direction of the fund's Board of Directors.

EXCHANGE PRIVILEGE

Shares of each Class of the fund may be exchanged for shares of the same Class of certain Smith Barney Mutual
Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. If a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher deferred sales charge than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective
Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege.
 Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney
Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Telephone
Redemptions and Exchange Program.'' Exchanges will be processed at the net asset value next determined.
Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Dividends, Distributions and Taxes" below, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Additional Information Regarding Telephone Redemption and Exchange Program

Neither the fund nor its agents will be liable for instructions communicated by telephone that are reasonably believed to be genuine. The fund or its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions
(for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

PERFORMANCE INFORMATION

From time to time, the fund may quote total return of a class in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA
Investment Technologies, Inc., Changing Times, Forbes,
Fortune, Institutional Investor, Investors Daily, Money,
Morningstar Mutual Fund Values, The New York Times, USA
Today and The Wall Street Journal.

Yield and Equivalent Taxable Yield

A Class' 30-day yield figure described below is calculated according to a formula prescribed by the SEC.
The formula can be expressed as follows:

YIELD =2 [(a-b +1)6-1]
						        cd

Where:	 a	=  	dividends and interest earned
during the period.
		 b	=  	expenses accrued for the period
(net of reimbursement).
 c	=  	the average daily number of
shares outstanding during the
period that were entitled to
receive dividends.
	 d	=  	the maximum offering price per
share on the last day of the period.

For the purpose of determining the interest earned
(variable "a'' in the formula) on debt obligations that were purchased by the fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

The fund's equivalent taxable 30-day yield for a Class of shares is computed by dividing that portion of the Class' 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt.

The yields on municipal securities are dependent upon a variety of factors, including general economic and monetary conditions, conditions of the municipal securities market, size of a particular offering, maturity of the obligation offered and rating of the issue. Investors should recognize that in periods of declining interest rates the fund's yield for each Class of shares will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield for each Class of shares will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the fund's portfolio, thereby reducing the current yield of the fund. In periods of rising interest rates, the opposite can be expected to occur.

The fund's yield for Class A, Class B and Class L shares
for the 30-day period ended February 28, 1999 was 4.57%,
4.24% and 4.15%, respectively.  The equivalent taxable
yield for Class A, Class B and Class L shares for that
same period was 7.14%, 6.62% and 6.48%, respectively,
assuming the payment of Federal income taxes at a rate
of 	36%.


Average Annual Total Return

"Average annual total return," as described below, is computed according to a formula prescribed by the SEC.
 The formula can be expressed as follows:

	P (1+T)n = ERV

Where:		 	P	= 	a hypothetical
initial payment of $1,000.
T	= 	average annual total
return.
N	=	number of years.
ERV	=	Ending Redeemable Value
of a hypothetical $1,000
investment made at the
beginning of a 1-, 5-,
or 10-year period at the
end of a 1-, 5-, or 10-
year period (or
fractional portion
thereof), assuming
reinvestment of all
dividends and
distributions.

The fund's average annual total return for Class A shares assuming the maximum applicable sales charge was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

(0.06)% for the one-year period ended February
28, 1999.

6.33% for the five-year period ended February 28, 1999.

10.47% per annum during the period from the fund's commencement of operations on March 4, 1981 through February 28, 1999.

A Class' average annual total return assumes that the maximum applicable sales charge or deferred sales charge assessed by the fund has been deducted from the hypothetical investment. If the maximum 4.00% sales charge had not been deducted, Class A's average annual total return would have been 4.07%, 7.2% and 10.73%, respectively, for those same periods.

The fund's average annual total return for Class B shares assuming the maximum applicable deferred sales charge was as follows for the periods indicated
(reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

(0.95)% for the one-year period ended February
28, 1999.

6.48% for the five-year period ended February 28, 1999.

8.14% per annum during the period from the fund's commencement of operations on November 6, 1992 through February 28, 1999.

If the maximum applicable deferred sales charge had not been deducted at the time of redemption, Class B's average annual total return would have been 3.48%, 6.64% and 8.14%, respectively, for the same periods.
The fund's average annual total return for Class L shares assuming the maximum applicable deferred sales charge was as follows for the periods indicated
(reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

1.51% for the one-year period ended February 28, 1999.

9.53% per annum during the period from the fund's commencement of operations on November 9, 1994 through February 28, 1999.

If the maximum applicable deferred sales charge had not been deducted at the time of redemption, Class L's average annual total return for the one-year period ended February 28, 1999 would have been 3.49%.

The fund's average annual total return for Class Y shares assuming the maximum applicable deferred sales charge was as follows for the periods indicated
(reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

4.39% for the one-year period ended February 28, 1999.

7.98% per annum during the period from the fund's
commencement of operations on      April 4, 1995
through February 28, 1999.

Class Y's shares do not incur sales charges nor deferred sales charges.

Aggregate Total Return

"Aggregate total return" represents the cumulative change in the value of an investment in the Class for the specified period and is computed by the following formula:

	ERV-P
	P

Where: 	P 	=	a hypothetical initial payment
of $10,000.
ERV	=	Ending Redeemable Value of a
hypothetical $10,000 investment
made at the beginning of a 1-,
5-, or 10-year period at the
end of a 1-, 5-, or 10-year
period (or fractional portion
thereof), assuming reinvestment
of all dividends and
distributions.

The fund's aggregate total return for Class A shares was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

(0.06)% for the one-year period ended February
28, 1999.

35.92% for the five-year period ended February
28, 1999.

500.67% for the period from the fund's
commencement of operations on March 4, 1981 through February 28, 1999.

Class A's aggregate total return assumes that the maximum applicable sales charge or maximum applicable deferred sales charge has been deducted from the investment. If the maximum sales charge had not been deducted at the time of purchase, Class A's aggregate total return for the same periods would have been 4.07%, 41.57% and 525.83%, respectively.

The fund's aggregate total return for Class B shares was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

(0.95)% for the one-year period ended February
28, 1999.

36.91% for the five-year period ended February
28, 1999.

63.92% for the period from commencement of operations on November 6, 1992 through February
28, 1999.

If the maximum applicable deferred sales charge had not been deducted at the time of redemption, Class B's aggregate total return for the same periods would have been 3.48%, 37.89% and 63.92%, respectively.

The fund's aggregate total return for Class L shares was as follows for the period indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

1.51% for the one-year period ended February 28, 1999.

47.98% for the period from commencement of operations on November 09, 1994 through February
28, 1999.

If the maximum applicable deferred sales charge had not been deducted at the time of redemption, Class L's aggregate total return for the one-year period ended
February 28, 1999 would have been
3.49%.

The fund's aggregate total return for Class Y shares was as follows for the period indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

4.39% for the one-year period ended February 28, 1999.

35% for the period from commencement of
operations on April 4, 1995 through
February 28, 1999.

Class Y shares do not incur sales charges nor deferred sales charges.

Performance will vary from time to time depending on market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered as representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each
Class' net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The fund's policy is to declare and pay exempt-interest dividends monthly.
Dividends from net realized capital gains, if any, will be distributed annually. The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, exempt-interest dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or deferred sales charge.

The per share amounts of the exempt-interest dividends on Class B and Class L shares may be lower than on Class
A and Class Y shares, mainly as a result of the distribution fees applicable to Class B and Class L shares. Similarly, the per share amounts of exempt-interest dividends on Class A shares may be lower than on Class Y shares, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same across all Classes of fund shares (A, B, L and Y).

Taxes. The following is a summary of the material United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state and local consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The fund and its investments

As described in the fund's prospectus, the fund is designed to provide shareholders with current income which is excluded from gross income for federal income tax purposes. The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal.
Investment in the fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and
(b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. Furthermore, the fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement.

The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income.
 In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as tax-exempt interest. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in municipal bond index and interest rate futures contracts and options on these futures contracts (collectively "section 1256 contracts") will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in these transactions in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Taxation of Shareholders

Because the fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for Federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then, for Federal income tax purposes, any loss on the sale or exchange of such share may, to the extent of exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as Federal taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments.
Furthermore, that portion of any exempt-interest dividend paid by the fund which represents income derived from private activity bonds held by the fund may not retain its Federal tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof.
 Moreover, some or all of the fund's dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of the fund's dividends and distributions may affect a foreign corporate shareholder's Federal
"branch profits" tax liability and Federal "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a federal alternative minimum tax, the Federal branch profits tax or the Federal "excess net passive income" tax.

The fund does not expect to realize a significant amount of capital gains. Net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares.
Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund.

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less (to the extent not disallowed pursuant to the six-month rule described above relating to exempt-interest dividends) will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition.
 This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of (a) taxable dividends and distributions and (b) redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United
States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax and personal income tax status of the dividends and distributions made by the fund to its shareholders.
These statements also will designate the amount of exempt-interest dividends that is a preference item for purposes of the Federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded or exempt from Federal income taxation and the dollar amount of dividends subject to Federal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the fund. To the extent the fund earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders.
 Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The fund was incorporated under the laws of the State of Maryland on September 16, 1980, and is registered with the SEC as a diversified, open-end management investment company.

Each Class of the fund's shares represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class;
(d) the expenses allowable exclusively to each Class;
(e) voting rights on matters exclusively affecting a single class; (f) the exchange privilege of each Class;
and (g) the conversion feature of the Class B shares.
 The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

The fund does not hold annual shareholder meetings.
There normally will be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. The directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the fund's outstanding shares and the fund will assist shareholders in calling such a meeting as required by the 1940 Act.
When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class.

The fund was incorporated on September 16, 1980 under the name Shearson Managed Municipals Inc. On December
15, 1988, November 6, 1992, July 30, 1993 and October
14, 1994, the fund's name was changed to SLH Managed
Municipals Fund Inc., Shearson Lehman Brothers Managed
Municipals Fund Inc., Smith Barney Shearson Managed
Municipals Fund Inc.  and Smith Barney Managed
Municipals Fund Inc., respectively.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended
February 28, 1999 is incorporated herein by reference in its entirety. The annual report was filed on May 5, 1999, Accession Number 91155-99-000314

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average
21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith
Barney Financial Consultant.


	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
	Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.


APPENDIX A

Description of S&P and Moody's ratings:

S&P Ratings for Municipal Bonds

S&P's Municipal Bond ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, Federal or state guarantee or the automatic withholding and use of state aid to pay the defaulted debt service.

	AAA

Prime - These are obligations of the highest quality.
 They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, and debt service reserve requirements) are rigorous. There is evidence of superior management.

	AA

High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA'' have the second strongest capacity for payment of debt service.


	A

Good Grade - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent.
Management performance appears adequate.

	BBB

Medium Grade - Of the investment grade ratings, this is the lowest.

General Obligation Bonds - Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between "A'' and "BBB" ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

Revenue Bonds - Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

	BB, B, CCC and CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation.
 While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C

The rating C is reserved for income bonds on which no interest is being paid.




	D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

S&P Ratings for Municipal Notes

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Moody's Ratings for Municipal Bonds

	Aaa

Bonds that are Aaa are judged to be of the best quality.
 They carry the smallest degree of investment risk and are generally referred to as "gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.
 They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

Bonds that are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B

Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca

Bonds that are rated Ca represent obligations that are speculative in a high degree. These issues are often in default or have other marked short-comings.

	C

Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Ratings for Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade
(MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG).
This distinction is in recognition of the differences between short- and long-term credit risk. Loans bearing the designation MIG 1 or VMIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing, from established and broad-based access to the market for refinancing, or both.
Loans bearing the designation MIG 2 or VMIG 2 are of high quality, with margins of protection ample although not as large as the preceding group. Loans bearing the designation MIG 3 or VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow may be narrow and market access for refinancing is likely to be less well established.

Description of S&P A-1+ and A-1 Commercial Paper Rating

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strengths combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of "AA-'' or higher), or the direct credit support of an issuer or guarantor that possesses above-average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A'' or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

Description of Moody's Prime-1 Commercial Paper Rating

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


SMITH BARNEY MANAGED MUNICIPALS FUND INC.



Statement of


Additional
Information























June 28, 1999




Smith Barney Managed Municipals Fund Inc.
388 Greenwich Street
New York, NY  10013
									SALOMON
SMITH BARNEY
									A Member
of Citigroup [Symbol]


66
FUNDACCOUNTING\LEGAL\FUNDS\SMMU\SMMU SAI 1999




Part C. Other Information

Item 23. Exhibits

	Unless otherwise noted, all references are to the Registrant's Registration Statement on Form
N-1A (the "Registration Statement") as filed with the SEC on September 26, 1980 (File Nos. 2-
69308 and 811-3097).

(a) (1)		Articles of Amendment to the Articles of
Incorporation dated July 30, 1993, are
incorporated by reference to Post-Effective
Amendment No. 25 filed on February 25, 1994
("Post-Effective Amendment No. 25").

(a) (2)		Form of Amendment to Articles of
Incorporation, Form of Articles Supplementary,
Form of Amendment and Articles of Correction dated October 14, 1994, are incorporated by reference to Post-Effective Amendment No. 27 filed on November 7, 1994 ("Post-Effective
Amendment No. 27").

(a) (3)	   Articles of Amendment dated June 1, 1998 to
the Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 33 filed on April 28, 1999 ("Post-Effective
Amendment No. 33")

(b) (1)		Registrant's By-Laws are incorporated by
reference to Post-Effective Amendment No. 3 as filed on June 17, 1982

  (2)		Amendments to Registrant's By-Laws are
incorporated by reference to Post-Effective
Amendment No. 12, as filed on April 29, 1988.

(c)	Registrant's form of stock certificate is
incorporated by reference to Post-Effective
Amendment No. 22 filed on October 23, 1992
("Post-Effective Amendment No. 22").

(d) (1) 		Investment Advisory Agreement dated July
30, 1993 between the Registrant and
	Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment
		No. 25.

(d) (2)	Form of Transfer of Investment Advisory
Agreement dated as of November 7, 1994 among Registrant, Mutual Management Corp. and Smith
Barney Mutual Funds Management Inc. is
incorporated by reference to Post-Effective
Amendment No. 28.

(e) (1)	Distribution Agreement between the Registrant
and Smith Barney Shearson Inc. dated July 30,
1993, is incorporated by reference to Post-
Effective Amendment No. 25.

(e) (2)	    Form of Distribution Agreement between
Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No.
33.

(f)		Not applicable.

(g)	Form of Custody Agreement between the Registrant
and PNC Bank, National Association is
incorporated by reference to Post-Effective
Amendment No. 29 filed on February 27, 1996
("Post-Effective Amendment No. 29")

(h) (1)	Administration Agreement dated April 20, 1994,
between the Registrant and Smith, Barney
Advisers, Inc., is incorporated by reference to Post-Effective Amendment No. 27.

(h) (2)	Transfer Agency Agreement dated August 2, 1993
between the Registrant and The Shareholder
Services Group, Inc., is incorporated by reference to Post-Effective Amendment No. 25.

(i)	Opinion of Counsel as to the legality of
securities is incorporated by reference to the Post-Effective Amendment No. 17 filed on April
29, 1990 and Post-Effective Amendment No. 22.

(j)		   Auditor's Consent is filed herein.

(k)		Not applicable.

(l)	Not applicable.

(m) (1)	Amended Services and Distribution Plan pursuant
to Rule 12b-1 between the Registrant and Smith
Barney Inc. is incorporated by reference to Post-Effective Amendment No. 27.

(m) (2)	Form of Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 33.

(n)		Financial Data Schedule is filed herein.

(o) (1)		Form of Rule 18f-3(d) Multiple Class Plan
of the Registrant is incorporated by reference to Post-Effective Amendment No. 16.

(o) (2)	Form of Rule 18f-3(d) Multiple Class Plan of the
Registrant is incorporated by reference to Post-
Effective Amendment No. 32 dated June 26, 1998.

Item 24.		Persons Controlled by or Under Common
Control with Registrant

		None.


Item 25.		Indemnification.

The response to this item is incorporated by reference to Post-Effective Amendment No. 22.

Item 26.		Business and Other Connections of
Investment Adviser




Investment Adviser - - SSBC Fund Management Inc.



SSBC Fund Management Inc. ("SSBC") formerly known as
Mutual Management Corp. was incorporated in December 1968 under the laws of the State of Delaware. SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
(formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc.
("Citigroup"). SSBC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers
Act") and has, through its predecessors, been in the investment counseling business since 1934.

The list required by this Item 26 of the officer and directors of SSBC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by SSBC pursuant to the Advisers Act (SEC File No. 801-8314).


Item 27.		Principal Underwriters

(a)

    CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust,
CitiFunds Premium Trust, CitiFunds Institutional Trust,
CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds
Trust II, CitiFunds Trust III, CitiFunds International
Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio
200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400,
CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP
Portfolio.  CFBDS is also the placement agent for Large Cap
Value Portfolio, Small Cap Value Portfolio, International
Portfolio, Foreign Bond Portfolio, Intermediate Income
Portfolio, Short-Term Portfolio, Growth & Income Portfolio,
U.S. Fixed Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Tax Free
Reserves Portfolio, Cash Reserves Portfolio and U.S.
Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion
Funds, Inc.

(b)	The information required by this Item 27 with respect
to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.		Location of Accountants and Records

(1)		Smith Barney Managed Municipals Fund Inc.
		388 Greenwich Street
		New York, New York 10013


(2)		SSBC Fund Management Inc.
		388 Greenwich Street
		New York, New York 10013


(3)		PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania  19103

(4)		First Data Investor Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts 02109

(5) CFBDS, Inc.
21 Milk Street
Boston, MA 02109

Item 29.		Management Services

		Not Applicable.

Item 30.		Undertakings

		None.

Exhibit Index



Exhibit No. 	Exhibit


(j) Consent of Auditors

(n) Financial Data Schedule






SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SMITH BARNEY MANAGED MUNICIPALS FUND INC., has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and State of New York as of the 22nd day of June, 1999.


				SMITH BARNEY MANAGED MUNICIPALS FUND
INC.

				/s/Heath B. McLendon
				Heath B. McLendon,  Chief Executive
Officer

	Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


/s/Heath B. McLendon
Heath B. McLendon			Chairman of the Board
	June 22, 1999
					(Chief Executive Officer)

/s/Lewis E. Daidone *
Lewis E. Daidone			Treasurer			June
22, 1999
					(Chief Financial and
					 Accounting Officer)

/s/Herbert Barg *
Herbert Barg				Director
	June 22, 1999


/s/Alfred Bianchetti *
Alfred J. Bianchetti			Director
	June 22, 1999


/s/Martin Brody *
Martin Brody				Director
	June 22, 1999


/s/Dwight B. Crane *
Dwight B. Crane				Director
	June 22, 1999


/s/Burt N. Dorsett *
Burt N. Dorsett				Director
	June 22, 1999


/s/Elliot S. Jaffe *
Elliot S. Jaffe				Director
	June 22, 1999


/s/Stephen E. Kaufman *
Stephen E. Kaufman			Director
	June 22, 1999


/s/Joseph J. McCann *
Joseph J. McCann			Director
	June 22, 1999


/s/Cornelius C. Rose, Jr. *
Cornelius C. Rose, Jr.			Director
	June 22, 1999


Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to the power of attorney.

/s/Heath B. McLendon
Heath B. McLendon